Equity (Details Textual) (USD $)	12 Months Ended			20 Months Ended	42 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013 Request	Dec. 31, 2012	Dec. 31, 2014	Apr. 25, 2013	Mar. 04, 2015	Jan. 31, 2015	Apr. 25, 2013	Apr. 25, 2013	Dec. 15, 2014	May 07, 2014	Nov. 05, 2013	Aug. 28, 2008
Common Equity
Number of shares issued				107,144,337
Proceeds from Issuance of Common Stock	$ 698,084,000	$ 326,979,000	$ 65,229,000	$ 1,100,000,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan					585,533
Common stock issued pursuant to the distribution reinvestment plan	44,947,000	8,902,000	2,732,000		5,600,000
Number of shares outstanding	129,763,016	49,893,502		129,763,016									100
Value of shares issued	776,607,000	365,650,000	74,442,000
Common stock issued	1,200,000	200,000		1,200,000
Noncontrolling Interests
Percentage of noncontrolling interests based on total shares	3.00%			3.00%
Percentage of noncontrolling interests based on weighted average shares	4.00%			4.00%
Partnership unit exchange in share	1
Number of Redemption Requests		0
Subsequent Event
Common Equity
Stock Issued During Period, Shares, Dividend Reinvestment Plan						4,340,029
Share Redemption Program
Preferred Equity
Stock redeemed during period	355,899
Common Equity
Value of shares issued	57,700,000	12,700,000
Maximum redemption percentage of weighted average shares outstanding	5.00%
Stock redeemed during period	355,899
Stock redeemed, value	3,500,000
Shares subject to redemption requests	125,756			125,756
Common stock issued	1,200,000			1,200,000
Share Redemption Program | Subsequent Event
Common Equity
Prior notice period to terminate plan							30 days
Share Redemption Program | Weighted Average
Common Equity
Share Price	$ 9.85			$ 9.85
Share Redemption Program | Weighted Average | Subsequent Event
Common Equity
Share Price							9.86
Distribution Reinvestment Plan (IPO)
Common Equity
Number of shares issued					19,200,570			19,200,570
Proceeds from shares issued					191,500,000			191,500,000
Prior notice period to terminate plan									10 days
Shares registered in equity offering					7,500,000			7,500,000	7,500,000
Initial price of common stock per share under reinvestment plan									$ 9.50
Distribution Reinvestment Plan (IPO) | Accounts Payable and Accrued Liabilities
Common Equity
Value of shares issued	1,200,000	200,000
Follow-On Offering
Common Equity
Proceeds from issuance of common stock				1,100,000,000
Shares registered in equity offering					10,200,000			10,200,000	10,200,000
Share in the Primary Public Offering									$ 10.28
Revised share offering price								$ 9.77	$ 9.77
Percentage of share offering price under distribution reinvestment plan									95.00%
Distribution Reinvestment Plan
Common Equity
Number of shares issued	3,526,030			1,774,208
Proceeds from Issuance of Common Stock				17,300,000
Proceeds From Distribution Reinvestment Plan	34,700,000
Prior notice period to terminate plan											10 days
Revised share offering price										$ 10.40
Value Of Shares Registered Under Equity Offering											75,000,000
Value of shares issued	57,700,000	12,700,000
Distribution Reinvestment Plan | Accounts Payable and Accrued Liabilities
Common Equity
Value of shares issued	1,200,000	200,000
Private Offering
Common Equity
Proceeds from issuance of private placement	1,300,000,000
Series A Cumulative Exchangeable Preferred Units | SPT Griffin Holdings, LLC (Starwood) | Multi-State Portfolio 2013
Preferred Equity
Amount of equity investment in Operating Partnership												250,000,000.0
Number of preferred units issued in return for investment												24,319,066
Liquidation distribution calculations - basis spread on LIBOR, Period one	7.25%
Liquidation distribution calculations - basis spread on LIBOR, Period two	8.25%
Liquidation distribution calculations - basis spread on LIBOR, Period three	9.25%
Liquidation distribution calculations - basis spread on LIBOR, Period four	10.25%
Distribution calculation - LIBOR floor												0.25%
Redemption Price Per Share												$ 10.28
Redemption Price Percentage												1.81%
Stock redeemed during period	0
Percentage of stock available to be redeemed after initial period												75.00%
Liquidation redemption period												18 months
Percentage of stock available to be redeemed after next period												25.00%
Maximum Senior Loan-to-Value Ratio												54.00%
Maximum Senior Loan-to-Value Ratio after preferred units issued												50.00%
Minimum debt yield												13.50%
Liquidation redemption period, all shares available to be redeemed												24 months
Investment default period												60 months
Common Equity
Stock redeemed during period	0
Affiliated Entity
Noncontrolling Interests
Operating Partnership issued in exchange for certain properties	4,800,000
Unaffiliated Entity
Noncontrolling Interests
Operating Partnership issued in exchange for certain properties	$ 200,000